Long-Term Deposits, Equipment Prepayments, Commitments and Other (Tables)	12 Months Ended
Dec. 31, 2023
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Abstract]
Schedule of Long-Term Deposits, Equipment Prepayments, Commitments and Other
		As of December 31,	As of December 31,
		2023	2022
VAT receivable		—	2,083
Security deposits for energy, insurance and rent		4,901	3,872
Equipment and construction prepayments	a	39,813	32,230
		44,714	38,185

Schedule of Company’s Remaining Payment Obligations in Connection	The Company’s remaining payment obligations in connection with the 35,888 Bitmain T21 Miners purchase order are outlined below:
As of December 31,
2023
Three months ending March 31, 2024	41,446
Three months ending June 30, 2024	44,551
85,997